UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

December 31, 2013

BONDS & DEBENTURES	Coupon Rate (%)	Maturity Date	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
AGENCY STRIPPED— 8.1%
Government National Mortgage Association
2004-10	0.0314	1/16/2044	$34,617,544	$23,886
2002-56	0.0425	6/16/2042	275,248	446
2008-45	0.1926	2/16/2048	32,813,227	624,764
2010-63	0.1991	5/16/2050	44,530,878	1,133,756
2010-18	0.2271	1/16/2050	63,668,421	1,815,823
2011-10	0.2950	12/16/2045	81,157,426	2,588,110
2009-119	0.3000	12/16/2049	101,015,807	2,730,457
2008-8	0.3064	11/16/2047	38,766,058	952,094
2008-24	0.3324	11/16/2047	14,506,634	359,619
2006-30	0.3671	5/16/2046	9,205,652	444,081
2007-77	0.4098	11/16/2047	55,337,092	1,862,646
2005-9	0.4233	1/16/2045	6,956,021	150,250
2006-55	0.4351	8/16/2046	32,377,954	1,005,012
2004-43	0.4847	6/16/2044	45,075,801	1,091,285
2009-105	0.4993	11/16/2049	36,069,138	1,432,666
2008-48	0.5109	4/16/2048	15,606,423	614,113
2013-72	0.5265	11/16/2047	543,685,592	33,681,703
2010-49	0.5784	2/16/2050	81,055,741	2,487,601
2004-108	0.5816	12/16/2044	19,314,600	499,089
2009-86	0.5872	9/16/2049	70,840,944	2,186,152
2008-92	0.6254	10/16/2048	42,332,015	1,926,107
2009-49	0.6449	6/16/2049	53,038,642	2,011,225
2013-35	0.6547	1/16/2053	364,025,580	23,598,286
2010-161 IA	0.6777	12/16/2050	240,360,326	8,669,797
2011-6	0.7063	10/16/2052	204,795,200	7,839,560
2009-4	0.7069	1/16/2049	34,781,449	1,559,600
2010-28	0.7322	3/16/2050	83,606,723	2,970,547
2013-7	0.7405	5/16/2053	131,832,737	9,675,297
2011-64 IX	0.7424	10/16/2044	71,787,341	3,933,228
2009-71	0.7757	7/16/2049	67,070,112	2,179,779
2008-78	0.7777	7/16/2048	11,879,019	629,707
2009-60	0.7837	7/16/2049	64,273,069	2,149,934
2010-123	0.8087	9/16/2050	61,505,906	2,953,514
2013-29	0.8288	5/16/2053	128,246,973	9,306,242
2011-16	0.8322	9/16/2046	106,919,577	5,267,928
2013-1	0.9102	2/16/2054	140,389,012	11,921,638
2013-80	0.9196	3/16/2052	65,115,677	5,502,190
2009-30	0.9252	3/16/2049	14,225,596	700,468
2012-131	0.9281	2/16/2053	112,899,478	9,387,151
2013-13	0.9458	7/16/2047	107,881,850	7,660,226
2013-125	0.9514	10/16/2054	26,931,851	1,615,055
2012-150	0.9547	11/16/2052	100,185,153	8,017,317
2013-30	0.9795	9/16/2053	232,991,276	18,071,759
2011-165	0.9945	10/16/2051	233,671,855	12,756,147
2012-9	1.0087	11/16/2052	174,580,057	17,770,504
2012-45	1.0169	4/16/2053	35,101,639	2,753,197
2011-49	1.0269	4/16/2045	76,741,253	4,127,912
2012-58	1.0290	1/16/2055	234,913,271	18,945,755
2012-35	1.0395	11/16/2052	147,692,073	10,444,104
2012-95	1.0402	2/16/2053	145,741,816	12,017,899
2013-61	1.0462	5/16/2053	159,362,100	12,557,654
2012-79	1.0502	3/16/2053	147,046,717	11,428,471
2010-148 IX	1.0545	10/16/2052	67,721,959	3,591,295
2012-85	1.0674	9/16/2052	123,036,449	10,256,897
2013-45	1.0764	12/16/2040	127,436,045	8,742,533
2012-25	1.0846	8/16/2052	121,157,457	8,580,868
2011-143	1.0982	4/16/2053	95,867,022	13,476,986
2011-120	1.1307	12/16/2043	116,412,302	13,440,964
2011-78 IX	1.2018	8/16/2046	158,906,102	10,046,044
2011-164	1.2182	4/16/2046	173,065,904	11,671,565
2011-92 IX	1.2208	11/16/2044	33,919,229	2,412,675
2011-149	1.2291	10/16/2046	142,895,421	10,884,344
2012-4	1.4772	5/16/2052	274,772,315	19,648,419
TOTAL AGENCY STRIPPED				$418,784,341

NON-AGENCY — 3.6%
A10 Securitization 2013-2 A†	2.6000	11/15/2027	$11,610,000	$11,610,000
COMM Mortgage Trust 2013-RIA4 A2†	6.0000	6/25/2028	12,099,500	11,753,253
Del Coronado Trust 2013-HDMZ CL M†	5.1666	3/15/2018	9,299,000	9,331,795
Lehman Brothers Floating Rate Commercial 2007-LLFA F†	1.1666	6/15/2022	12,924,000	12,426,943
LSTAR Commercial Mortgage Trust 2001-1 A†	3.9129	7/25/2017	1,979,117	2,039,045
Monty Parent Issuer LLC
2013-LTR1 A†	3.4700	11/20/2028	10,887,644	10,900,709
2013-LTR1 B†	4.2500	11/20/2028	21,356,873	21,356,873
Motel 6 Trust
2012-MTL6 D†	3.7812	10/5/2017	37,033,000	36,766,140
2012-MTL6 E†	4.2743	10/5/2017	10,061,000	9,702,718
Ores NPL LLC 2013-LV2 CL A†	3.0810	9/25/2025	27,955,067	27,963,453
RREF 2012 LT1 LLC 2013-LT2 CL A†	2.8331	5/22/2028	14,198,254	14,198,254
Starwood Commercial Mortgage Trust 2013-FV1 CL B†	2.1710	8/11/2028	18,051,000	18,065,441
TOTAL NON-AGENCY				$186,114,624

AGENCY — 2.4%
Government National Mortgage Association
2012-22 CL AB	1.6610	2/1/2026	$7,052,509	$7,055,815
2011-49 CL AB	2.8000	4/16/2034	26,750,128	27,138,540
2009-49 CL B	3.4360	6/16/2034	2,041	2,041
2011-120 CL A	3.9337	8/16/2033	39,343,343	40,359,581
2011-143 CL AB	3.9739	3/16/2033	41,701,535	42,776,601

2007-34 CL B	4.5790	12/16/2031	4,399,532	4,408,491
TOTAL AGENCY				$121,741,069

RESIDENTIAL MORTGAGE-BACKED SECURITIES
AGENCY POOL FIXED RATE MORTGAGES — 4.4%
Federal Home Loan Mortgage Corporation
J12954	3.5000	9/1/2020	$3,821,428	$4,011,124
J13919	3.5000	12/1/2020	22,128,139	23,218,988
J11204	4.5000	11/1/2019	5,756,905	6,121,260
E01322	5.0000	3/1/2018	5,185,133	5,517,085
G13091	5.0000	6/1/2018	2,446,575	2,621,725
E01642	5.0000	5/1/2019	3,781,853	4,052,596
G13812	5.0000	12/1/2020	8,480,724	9,087,859
G14979	5.5000	12/1/2018	1,955,150	2,121,338
G14187	5.5000	12/1/2020	14,609,327	15,794,582
G12139	6.5000	9/1/2019	1,165,580	1,196,398
A26942	6.5000	9/1/2034	628,557	704,091
G08107	6.5000	1/1/2036	2,114,314	2,367,228
P50543	6.5000	4/1/2037	143,566	158,386
Federal National Mortgage Association
AA0905	4.5000	1/1/2021	3,369,278	3,592,560
995756	5.0000	12/1/2018	8,899,399	9,519,954
735453	5.0000	12/1/2019	4,846,635	5,186,384
AE0126	5.0000	6/1/2020	12,145,240	12,997,836
995861	5.0000	1/1/2021	9,734,014	10,413,643
890122	5.0000	11/1/2021	4,519,973	4,800,347
890083	5.0000	12/1/2021	4,959,444	5,306,109
AE0792	5.0000	1/1/2026	9,227,096	9,873,639
257100	5.5000	1/1/2018	860,008	915,306
745500	5.5000	12/1/2018	6,513,461	6,923,288
995327	5.5000	12/1/2019	2,269,694	2,439,422
735521	5.5000	3/1/2020	4,090,326	4,391,742
995284	5.5000	3/1/2020	8,021,686	8,526,410
889318	5.5000	7/1/2020	8,267,324	8,828,841
889069	5.5000	1/1/2021	7,711,529	8,267,222
AE0237	5.5000	11/1/2023	9,206,759	9,865,687
745832	6.0000	4/1/2021	16,121,950	17,397,519
AD0951	6.0000	4/1/2021	8,735,618	9,433,943
890225	6.0000	5/1/2023	8,304,487	8,960,209
323282	7.5000	7/1/2028	357,378	413,579
Government National Mortgage Association
782281	6.0000	3/15/2023	3,869,146	4,260,320
TOTAL AGENCY POOL FIXED RATE MORTGAGES				$229,286,620

AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 20.8%
Federal Home Loan Bank
I7-2014 1	5.3400	3/20/2014	$13,739,119	$13,868,542
00-0986	5.7390	7/20/2014	10,505,387	10,767,076
Federal Home Loan Mortgage Corporation
4097 CL PB	1.7500	11/15/2040	22,376,215	20,588,926
4151 CL YU	2.0000	1/15/2043	23,511,116	18,680,597
4125 CL NA	2.5000	4/15/2042	26,396,148	22,925,110
4141 CL CK	2.5000	12/15/2042	3,673,963	2,949,891
4144 CL BY	2.5000	12/15/2042	23,217,334	20,107,381
4153 CL KP	2.5000	1/15/2043	21,577,503	18,891,361
3829 CL CD	3.0000	8/15/2024	2,840,220	2,906,511
3806 CL AB	4.0000	2/15/2023	3,570,750	3,608,207
2869 CL JA	4.0000	4/15/2034	186,471	186,926
3992 CL H	4.0000	6/15/2036	189,497	194,064
3877 CL EL	4.0000	8/15/2038	5,279,874	5,320,061
4088 CL LE	4.0000	10/15/2040	16,316,566	16,853,939
2877 CL WA	4.2500	10/15/2034	2,516,443	2,550,088
3578 CL AM	4.5000	9/15/2016	2,858,592	2,964,617
2914 CL JQ	4.5000	5/15/2019	692,715	696,109
3439 CL AC	4.5000	4/15/2022	2,381,818	2,406,279
3939 CL D	4.5000	9/15/2041	3,360,840	3,528,625
2509 CL CB	5.0000	10/15/2017	2,905,428	3,041,634
2747 CL DX	5.0000	2/15/2019	5,596,021	6,003,411
3852 CL HA	5.0000	12/15/2021	9,860,736	10,551,579
2494 CL CF	5.5000	9/15/2017	3,052,313	3,248,180
2503 CL B	5.5000	9/15/2017	3,021,285	3,183,739
3808 CL BQ	5.5000	8/15/2025	10,450,227	11,102,948
3806 CL JB	5.5000	2/15/2026	4,957,495	5,426,771
3855 CL HQ	5.5000	2/15/2026	5,354,026	5,729,022
3926 CL GP	6.0000	8/15/2025	5,790,692	6,109,064
3614 CL DY	6.0000	1/15/2032	10,702,715	11,867,813
Federal National Mortgage Association
2013-64 CL TA	1.5000	5/1/2032	12,668,433	12,104,856
2013-42 CL QC	1.5000	5/25/2033	32,247,683	31,280,578
2013-64 CL TZ	1.5000	3/25/2042	1,913,828	1,901,465
2013-6 CL TA	1.5000	1/25/2043	48,787,375	46,857,342
2013-30 CL CA	1.5000	4/25/2043	29,535,577	28,063,314
2013-30 CL JA	1.5000	4/25/2043	19,740,067	18,632,059
2013-66 CL JA	2.2500	7/25/2043	80,037,631	78,704,772
2011-125 GE	2.5000	12/25/2041	57,818,721	56,321,586
2011-110 BH	3.0000	10/25/2041	3,404,731	3,369,567
2012-73 CL JB	3.5000	1/25/2042	40,609,316	42,010,784

2012-8 CL LE	3.5000	2/25/2042	37,986,667	39,292,949
2012-26 CL ME	3.5000	3/25/2042	53,629,760	55,453,649
2012-41 CL LB	3.5000	4/25/2042	50,180,873	51,984,399
2012-48 CL MB	3.5000	5/25/2042	49,088,075	50,743,143
2012-117 CL AD	3.5000	10/25/2042	67,816,414	69,644,019
2013-112 CL WA	3.5000	2/25/2043	57,517,048	59,182,696
2009-68 KA	3.7500	11/25/2022	407	407
2011-67 CL EA	4.0000	7/25/2021	20,926,608	22,179,065
2011-89 CL H	4.0000	10/25/2038	1,016,891	1,017,563
2011-27 CL JQ	4.0000	9/25/2039	14,597,526	15,143,592
2012-95 CL AB	4.0000	11/25/2040	8,663,012	8,849,744
2012-78 CL PA	4.0000	8/25/2041	13,837,797	14,525,951
2012-97 CL MA	4.0000	10/25/2041	11,721,669	12,087,321
2012-81 CL Q	4.0000	8/25/2042	9,420,395	9,727,056
2014-1 CL DA	4.0000	6/25/2043	15,840,000	16,572,600
2009-70 CL NU	4.2500	8/25/2019	7,305,102	7,664,951
2004-90 -CL GA	4.3500	3/25/2034	2,458,750	2,506,524
2012-67 CL PB	4.5000	6/1/2027	11,088,367	11,557,516
2012-40 CL GC	4.5000	12/25/2040	7,696,067	7,930,050
2012-102 CL PA	4.5000	3/25/2041	14,621,264	15,325,853
2011-148 CL PB	4.5000	12/25/2041	9,083,646	9,608,245
2003-24 -CL PD	5.0000	4/25/2018	3,449,991	3,650,884
2008-77 CL DA	5.0000	4/25/2023	3,356,525	3,497,499
2010-39 CL PL	5.0000	10/25/2032	3,340,607	3,419,178
2004-60 CL LB	5.0000	4/25/2034	9,473,886	10,290,345
2003-W17 CL 1A5	5.3500	8/25/2033	3,077,839	3,172,944
2011-19 CL WB	5.5000	10/25/2018	7,865,578	8,460,609
2009-116 CL PA	5.5000	4/25/2024	4,744,798	4,952,668
2002-9 CL PC	6.0000	3/25/2017	3,034,132	3,224,463
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$1,077,170,677

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 9.0%
Bayview Opportunity Master Fund Trust
2013-2RPL CL A †	3.4721	3/28/2016	$6,932,575	$6,877,362
2012-4NPL CL A†	3.4747	7/28/2032	2,849,519	2,857,498
2013-13NP CL A†	3.7210	6/28/2033	13,006,719	13,004,189
2013-14NP CL A †	4.2130	8/28/2033	32,106,157	32,025,892
2013-4RPL CL A †	4.4583	7/28/2018	19,569,131	19,590,657
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3	5.0000	8/25/2020	195,941	192,994
Credit Suisse Mortgage Trust 2013-6 1A1†	2.5000	8/25/2043	94,043,324	89,745,544
JP Morgan Mortgage Trust 2013-1 CL 2A2†	2.5000	3/1/2043	39,006,411	37,005,382
Normandy Mortgage Loan Trust 2013-NPL3 A†	4.9486	9/16/2043	35,732,578	35,732,578
Riverview HECM Trust 2007-1 CL A†	0.6400	5/25/2047	37,790,256	33,879,720
Sequoia Mortgage Trust
2012-1 1A1	2.8650	1/25/2042	8,418,143	8,319,651
2013-2 A1	1.8740	2/17/2043	44,615,961	37,593,409
Stanwich Mortgage Loan Trust Series
2009-2 A †, *	2.3700	2/15/2049	563,780	252,122
2010-1 A †, *	9.0000	9/15/2047	880,363	445,288
2010-2 A †, *	0.0000	2/28/2057	4,123,027	2,078,830
2010-3 A†, *	0.0000	7/31/2038	2,689,027	1,345,320
2010-4 A†, *	1.7700	8/31/2049	3,104,064	1,567,552
2011-1 A†, *	4.5100	6/30/2039	5,400,549	2,848,406
2011-2 A† , *	0.0000	9/15/2050	3,523,514	1,885,799
2012-NPL4 CL A†	2.9814	10/15/2042	11,673,731	11,716,550
2012-NPL5 CL A†	2.9814	10/16/2042	20,440,071	20,477,102
2013-NPL1 CL A†	2.9814	2/16/2043	35,019,807	35,358,309
2013-NPL2 CL A†	3.2282	4/16/2059	40,416,876	39,806,985
Vericrest Opportunity Loan Transferee
2013-1A A†	3.1049	11/25/2050	6,805,576	6,854,561
2013-3A A†	3.2216	5/27/2053	15,271,262	15,148,417
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1	5.2500	4/25/2021	6,674,206	6,596,185
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$463,206,302

AGENCY STRIPPED — 2.6%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217	6.5000	1/1/2032	$522,578	$474,648
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI	2.2500	8/15/2015	44,681,164	1,282,658
3935 LI	3.0000	10/15/2021	7,155,864	584,783
3948 AI	3.0000	10/15/2021	8,926,343	680,901
3956 KI	3.0000	11/15/2021	20,180,317	1,802,330
3968 AI	3.0000	12/15/2021	7,539,947	670,465
3992 OI	3.0000	1/15/2022	5,904,617	533,894
3994 EI	3.0000	2/15/2022	13,352,390	1,219,583
3998 KI	3.0000	11/15/2026	21,990,972	2,651,042
3994 AI	3.0000	2/1/2027	13,893,657	1,258,711
4100 EI	3.0000	8/15/2027	102,604,116	13,028,968
3706 AI	3.5000	7/15/2020	10,843,313	703,134
3722 AI	3.5000	9/15/2020	13,051,722	1,131,666
3735 AI	3.5000	10/15/2020	6,291,566	569,264
3874 DI	3.5000	10/15/2020	11,041,927	763,508
3893 DI	3.5000	10/15/2020	8,051,102	566,079
3753 CI	3.5000	11/15/2020	2,889,157	270,897
3755 AI	3.5000	11/15/2020	11,892,305	1,077,878
3760 KI	3.5000	11/15/2020	9,427,965	762,563
3784 BI	3.5000	1/15/2021	7,944,142	757,477

3874 BI	3.5000	6/15/2021	6,546,772	637,866
3893 BI	3.5000	7/15/2021	5,519,467	519,095
3909 KI	3.5000	7/15/2021	4,986,012	470,935
3938 IO	3.5000	10/15/2021	33,101,614	3,286,772
3714 TI	3.5000	4/25/2024	12,004,576	921,995
3778 GI	3.5000	6/15/2024	6,206,894	543,386
3854 GI	3.5000	11/15/2024	4,715,915	342,483
3852 YI	3.5000	3/15/2025	15,738,653	1,335,355
3763 NI	3.5000	5/15/2025	5,045,234	500,682
3904 QI	3.5000	5/15/2025	5,537,737	513,370
3909 UI	3.5000	8/15/2025	8,886,350	796,791
3904 NI	3.5000	8/15/2026	11,407,489	1,497,623
3930 AI	3.5000	9/15/2026	14,647,080	2,128,861
4018 AI	3.5000	3/15/2027	25,560,024	3,355,683
3684 CI	4.5000	8/15/2024	30,402,869	3,227,976
3917 AI	4.5000	7/15/2026	42,239,683	5,932,648
217	6.5000	1/1/2032	503,188	107,635
Federal National Mortgage Association
2011-88 BI	3.0000	11/25/2020	4,936,551	301,559
2011-141 EI	3.0000	7/25/2021	20,275,541	1,584,079
2012-8 TI	3.0000	10/25/2021	9,399,965	742,475
2011-113 GI	3.0000	11/25/2021	9,034,845	714,251
2011-129 AI	3.0000	12/25/2021	12,189,071	1,018,770
2012-8 UI	3.0000	12/25/2021	29,764,083	2,377,704
2011-137 AI	3.0000	1/25/2022	16,052,517	1,313,622
2011-138 IG	3.0000	1/25/2022	18,844,011	1,643,234
2011-145 IO	3.0000	1/25/2022	24,724,109	2,044,239
2012-78 AI	3.0000	2/25/2022	15,186,212	1,201,840
2012-23 IA	3.0000	3/25/2022	11,211,985	985,831
2012-32 AI	3.0000	4/25/2022	18,171,343	1,625,888
2012-53 CI	3.0000	5/25/2022	27,983,019	2,524,309
2012-147 AI	3.0000	10/25/2027	37,559,166	4,937,817
2012-145 DI	3.0000	1/25/2028	20,625,641	2,711,129
2012-149 CI	3.0000	1/25/2028	55,420,406	7,231,942
2010-128 LI	3.5000	11/25/2020	15,319,766	1,300,313
2011-75 BI	3.5000	11/25/2020	8,495,180	626,809
2011-78 LI	3.5000	11/25/2020	21,976,488	1,601,185
2010-145 BI	3.5000	12/25/2020	7,572,660	676,137
2011-61 BI	3.5000	7/25/2021	6,460,278	651,713
2011-66 QI	3.5000	7/25/2021	11,468,363	1,077,713
2010-104 CI	3.5000	10/25/2021	19,140,453	1,820,728
2011-104 DI	3.5000	10/25/2021	32,374,983	2,959,870
2011-110 AI	3.5000	11/25/2021	13,751,386	1,287,702
2011-118 IC	3.5000	11/25/2021	35,874,333	3,462,892
2011-125 DI	3.5000	12/25/2021	24,883,445	2,465,626
2011-143 MI	3.5000	1/25/2022	10,493,262	928,290
2012-2 MI	3.5000	2/25/2022	15,536,095	1,600,912
2010-137 BI	3.5000	2/25/2024	5,688,052	406,590
2011-75 AI	3.5000	1/25/2025	22,030,259	1,844,008
2011-66 BI	3.5000	3/25/2025	2,780,297	219,253
2011-80 KI	3.5000	4/25/2025	11,381,484	1,029,887
2011-67 CI	3.5000	8/25/2025	5,497,063	560,137
2011-22 IC	3.5000	12/25/2025	10,667,884	1,167,595
2011-101 EI	3.5000	10/25/2026	23,524,386	3,109,790
2011-69 TI	4.0000	5/25/2020	8,010,756	588,379
2010-89 LI	4.0000	8/25/2020	12,222,836	1,103,034
2010-104 CI	4.0000	9/25/2020	5,452,849	498,031
2011-67 EI	4.0000	7/25/2021	13,644,430	1,213,661
2012-148 AI	4.0000	1/25/2028	32,383,808	4,691,802
2010-110 IH	4.5000	10/25/2018	15,065,355	1,223,171
2009-70 IN	4.5000	8/25/2019	21,874,893	1,497,439
2008-15 JI	4.5000	6/25/2022	4,825,615	195,161
2010-114 CI	5.0000	4/25/2018	19,967,680	1,550,676
2010-30	5.0000	5/25/2018	8,150,861	588,341
2003-64 XI	5.0000	7/25/2033	1,458,012	238,525
TOTAL AGENCY STRIPPED				$132,053,664

AGENCY POOL ADJUSTABLE RATE MORTGAGES — 0.0%
Federal National Mortgage Association 865963	2.5480	3/1/2036	$2,103,394	$2,210,436

ASSET-BACKED SECURITIES
AUTO —7.0%
AmeriCredit Automobile Receivables Trust
2013-2 A2	0.5300	11/8/2016	$19,927,732	$19,921,220
2013-1 A2†	0.6300	6/8/2016	23,484,318	23,477,813
2013-4 A2	0.7400	11/8/2016	50,688,000	50,716,674
2011-1 B	2.1900	2/8/2016	5,593,106	5,606,191
2011-4 B	2.2600	9/8/2016	7,952,000	8,043,597
2011-2 C	3.1900	10/8/2016	8,580,000	8,745,766
2010-3 C	3.3400	4/8/2016	4,993,000	5,071,304
2010-3 D	4.9800	1/8/2018	13,735,000	14,521,603
2010-1 C	5.1900	8/17/2015	1,574,292	1,596,867
2010-2 D	6.2400	6/8/2016	6,990,000	7,340,898
Credit Acceptance Auto Loan Trust 2012-1A B†	3.1200	3/16/2020	4,500,000	4,529,898
DT Auto Owner Trust
2013-2A B†	1.7800	6/15/2017	9,548,000	9,560,118
2012-2A B†	1.8500	4/17/2017	7,352,000	7,364,300

Exeter Automobile Receivables Trust 2013-2A A†	1.4960	11/15/2017	30,022,030	30,108,752
First Investors Auto Owner Trust 2013-3A A2†	0.8900	9/15/2017	6,856,000	6,855,933
Mercedes-Benz Auto Lease Trust 2012 A A4	1.0700	11/15/2017	3,960,000	3,967,676
Nissan Auto Lease Trust 2012 A A3	0.9800	5/15/2015	43,023,494	43,086,597
Nissan Auto Receivables Owner Trust 2013-C A1	0.2300	12/15/2014	6,000,000	6,000,060
Prestige Automobile Receivables Trust 2013-1A A2†	1.0900	2/15/2018	19,160,735	19,182,387
Santander Drive Auto Receivables Trust
2013-1 A2	0.4800	2/16/2016	9,141,869	9,140,814
2013-3 A2	0.5500	9/15/2016	28,174,701	28,167,765
2012-6 A2	0.8300	9/15/2015	16,100,942	16,098,422
2013-4 A2	0.8900	9/15/2016	3,624,269	3,629,393
2012-4 A3	1.0400	8/15/2016	7,157,000	7,174,346
2012-3 A3	1.0800	4/15/2016	11,719,351	11,736,978
Westlake Automobile Receivables Trust 2013-1A A1†	0.5500	10/15/2014	11,856,937	11,864,741
TOTAL ASSET-BACKED SECURITIES- AUTO				$363,510,113

ASSET-BACKED SECURITIES- OTHER — 6.4%
CARDS II TR 2012-4A A†	0.6177	9/15/2017	$75,000,000	$75,115,882
CLI Funding LLC 2012 1A†	4.2100	12/18/2022	42,223,753	42,497,785
Global Tower Partners Acquisition Partners†	4.7040	5/15/2018	15,981,000	15,529,217
HFG HEALTHCO-4 LLC 2011-1A A†	2.4175	6/2/2017	16,552,000	16,803,276
Insite Issuer LLC†	8.5950	8/15/2043	11,613,000	11,617,938
MMAF Equipment Finance LLC 2013-AA A2†	0.6900	5/9/2016	20,656,000	20,661,649
PFS Financing Corpation
2012-BA B†	0.8666	10/17/2016	3,350,000	3,350,003
2012-AA A†	1.3666	2/15/2016	3,355,000	3,357,864
2011-BA A†	1.6666	10/17/2016	4,710,000	4,730,610
2011-BA B†	2.4166	10/17/2016	4,000,000	4,004,662
Panhandle-Plains Student Finance Corp 2001-1 CL A2	1.6650	12/1/2031	5,900,000	5,811,500
Progresso Receivables Funding I LLC 2013-A CL A†	4.0000	7/9/2018	14,984,000	14,909,080
Global SC Finance SRL 2012-1A CL A†	4.1100	7/17/2027	9,214,209	9,456,266
Store Master Funding LLC 2012-1A CLA†	5.7700	8/20/2042	16,926,528	18,234,949
TAL Advantage LLC
2006-1A†	0.3568	4/20/2021	10,733,334	10,524,249
2011-1A A†	4.6000	1/20/2021	3,096,125	3,086,806
Textainer Marine Containers Ltd 2012-1A A†	4.2100	4/15/2027	14,450,834	14,568,159
Triton Container Finance LLC 2006-1A†	4.2100	5/14/2027	6,538,907	6,567,351
Unison Ground Lease Fund
Unison Ground Lease Fund†	9.5220	4/15/2020	19,600,000	21,937,104
Unison Ground Lease Fund†	5.7800	3/16/2020	10,932,000	10,744,806
Unison Ground Lease Fund†	6.2680	3/16/2020	3,768,000	3,662,119
WCP Issuer LLC 2013-1 CL B†	6.6570	8/15/2020	15,347,000	15,741,886
TOTAL ASSET-BACKED SECURITIES				$332,913,161

U.S. TREASURY SECURITIES — 18.2%
U.S Treasury Note	0.2500	1/31/2014	$232,000,000	$232,034,730
U.S Treasury Note	0.2500	4/30/2014	100,000,000	100,051,430
U.S Treasury Note	0.2500	5/31/2014	83,000,000	83,048,090
U.S Treasury Note	1.0000	1/15/2014	50,000,000	50,014,975
U.S Treasury Note	1.0000	5/15/2014	50,000,000	50,166,015
U.S Treasury Note	1.8750	4/30/2014	28,000,000	28,160,782
U.S Treasury Note	2.3750	8/31/2014	133,000,000	134,956,896
U.S Treasury Note	2.6250	6/30/2014	133,000,000	134,649,506
U.S Treasury Note	2.6250	7/31/2014	128,000,000	129,860,006
TOTAL U.S. TREASURY SECURITIES				$942,942,430

CORPORATE BONDS & DEBENTURES — 6.8%
Boart Longyear Management Pty Ltd†	10.0000	10/1/2018	$21,104,000	$21,948,160
British Airways plc †	5.6250	6/20/2020	8,375,000	8,710,000
Colgate Palmolive Co.
Colgate Palmolive Co.	0.6000	11/15/2014	3,968,000	3,978,943
Colgate Palmolive Co.	1.2500	5/1/2014	1,084,000	1,087,510
Continental Airlines Company
1997-1 1A	7.4610	4/1/2015	796,692	816,609
2000-1	8.3880	11/1/2020	8,231,954	8,725,871
Delta Airlines
2012-1B†	6.8750	5/7/2019	2,158,901	2,304,627
N671US†	7.5000	9/15/2020	18,346,399	18,392,265
Denbury Resources Inc.	8.2500	2/15/2020	5,118,000	5,636,198
Fidelity National Information Services	7.8750	7/15/2020	14,162,000	15,528,680
HD Supply Inc.	8.1250	4/15/2019	43,314,000	48,134,848
Nielsen Finance LLC Co.	7.7500	10/15/2018	51,409,000	55,521,720
Northwest Airlines
2000-1 G	7.1500	10/1/2020	16,625,242	17,664,320
1999-2 B	7.9500	9/1/2016	5,627,092	6,049,123
1999-2 C	8.3040	9/1/2019	8,254,799	8,502,443
Procter & Gamble Co.
Procter & Gamble Co.	0.1581	2/6/2014	9,315,000	9,314,619
Procter & Gamble Co.	0.1393	2/14/2014	570,000	569,965
Procter & Gamble Co.	0.7000	8/15/2014	21,668,000	21,725,102
Procter & Gamble Co.	4.9500	8/15/2014	640,000	658,409
Shell International Fin.	4.0000	3/21/2014	48,549,000	48,936,227
US Airways PT Trust
1998-1C	6.8200	1/30/2016	28,949,725	28,225,981
1998-1B	7.3500	7/30/2019	8,842,272	9,284,386
1999-1C	7.9600	1/20/2018	8,371,027	8,140,824
TOTAL CORPORATE BONDS & DEBENTURES				$349,856,830

CORPORATE BANK DEBT — 2.0%
Kar Auction Services Term Loan BL095302†	3.7500	5/18/2017	$16,887,918	$16,988,570
La Frontera Generation Term Loan B†	4.5000	9/30/2020	30,116,415	30,534,732
Nielsen Finance LLC Term Loan LN 284932†	2.3932	5/1/2016	11,684,630	11,700,054
OCI Beaumont LLC Term Loan B2†	6.2500	8/20/2019	14,350,536	14,538,815
Samson Investment Term Loan†	4.5800	9/25/2018	5,536,000	5,570,323
Toys R Us Property Term Loan†	6.0000	8/21/2019	25,476,000	24,475,557
TOTAL CORPORATE BANK DEBT				$103,808,051

ASSET BACKED SHORT-TERM- 1.7%
AmeriCredit Automobile Receivables Trust 2013-5 A1†	0.2500	4/8/2014	$39,639,798	$39,641,114
First Investors Auto Owner Trust 2013-3A A1†	0.3300	11/17/2014	3,642,042	3,642,125
Santander Drive Auto Receivables Trust 2013-5 A1	0.2600	11/17/2014	30,289,414	30,290,247
Volkswagen Auto Loan Enhanced Trust 2013-2 A1	0.3500	11/20/2014	15,502,815	15,502,353
TOTAL ASSET BACKED SHORT-TERM				$89,075,839

TOTAL INVESTMENT SECURITIES — 93.0% (Cost $4,901,491,051)				$4,812,674,157

SHORT-TERM INVESTMENTS — 6.7% (Cost $344,752,408)
Exxon Mobil Corporation	0.0500	1/3/2014	$70,000,000	$69,999,805
Exxon Mobil Corporation	0.0500	1/6/2014	50,000,000	49,999,653
Exxon Mobil Corporation	0.0600	1/2/2014	60,000,000	59,999,900
Federal Home Loan Bank	0.0200	1/10/2014	50,000,000	49,999,750
Federal Home Loan Bank	0.0300	1/15/2014	60,045,000	60,044,300
State Street Bank Repurchase Agreement	0.0000	1/2/2014	54,709,000	54,709,000
(Dated 12/31/2013, repurchase price of $54,709,000, collateralized by $57,090,000 principal amount U.S. Treasury Notes — 3.75% 2043, fair value $55,805,475)
TOTAL SHORT-TERM INVESTMENTS				$344,752,408

TOTAL INVESTMENTS — 99.7% (Cost $5,246,243,459)				$5,157,426,565
Other assets and liabilities, net — 0.3%				18,219,648
TOTAL NET ASSETS — 100.0%				$5,175,646,213

*These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 0.2% of total net assets at December 31, 2013.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term investments with maturities generally of 60 days or less are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2013:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Commercial Mortgage-Backed
Agency Stripped	—	$418,784,341	—	$418,784,341
Non-Agency	—	186,114,624	—	186,114,624
Agency	—	121,741,069	—	121,741,069
Residential Mortgage-Backed
Agency Pool Fixed Rate	—	229,286,620	—	229,286,620
Agency Collateralized Mortgage Obligation	—	1,077,170,677	—	1,077,170,677
Non-Agency Collateralized Mortgage Obligation	—	452,782,985	$10,423,317	463,206,302
Agency Stripped	—	132,053,664	—	132,053,664
Agency Pool Adjustable Rate Mortgages	—	2,210,436	—	2,210,436
Asset-Backed Securities
Auto	—	363,510,113	—	363,510,113
Other	—	332,913,161	—	332,913,161
U.S. Treasuries	—	942,942,430	—	942,942,430
Corporate Bonds and Debentures	—	349,856,830	—	349,856,830
Corporate Bank Debt	—	103,808,051	—	103,808,051
Asset Backed Short-Term		89,075,839		89,075,839
Short-Term Investments	—	344,752,408	—	344,752,408
Total Investments	—	$5,147,003,248	$10,423,317	$5,157,426,565

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2013:

Investment	Beginning Value at September 30, 2013	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at December 31, 2013	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2013

Non-Agency Collateralized Mortgage Obligation	$10,657,536	$468,004	$—	$(702,223)	$—	$10,423,317	$166,392

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the year ended December 31, 2013.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2013:

Financial Assets	Fair Value at December 31, 2013	Valuation Technique(s)	Unobservable Inputs	Price/Range

Non-Agency Collateralized Mortgage Obligation	$10,423,317	Pricing Model*	Prices	$49.99- $63.79 $(56.15)
			Discount	4.6%-21.4% (9.1%)

* The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,915,275,127 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$42,882,797
Gross unrealized depreciation:	(145,483,767)
Net unrealized depreciation:	$(102,600,970)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 28, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     February 28, 2014